Acquisition of EMI Solutions, Inc. (Tables)	6 Months Ended
Mar. 31, 2024
Acquisition of EMI Solutions, Inc. [Abstract]
Schedule of Purchase Consideration and Allocation	The following table summarizes the amount of the aggregate purchase consideration and the preliminary allocation to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values, of which the valuation of intangible assets is subject to finalization:
Purchase consideration:
Contingently redeemable common stock issued to seller	$8,856
Cash consideration (at present value)	2,041
$10,897
Allocation:
Cash	$45
Accounts receivable	387
Inventory	155
Other current assets	7
Property and equipment	107
Other assets	30
Intangible asset – customer relationships	6,100
Intangible asset – backlog	300
Intangible asset – trade name	100
Goodwill	5,542
Accounts payable	(227)
Accrued expenses	(263)
Deferred tax liability	(1,386)
$10,897

Schedule of Unaudited Pro Forma Revenues and Net Loss	The unaudited pro forma information is presented for informational purposes only and is not necessarily indicative of future operations or results had the acquisition occurred on October 1, 2022.
	Three months ended March 31,		Six months ended March 31,
	2024	2023	2024	2023
Revenues	$1,145	$678	$2,197	$2,015
Net loss	(1,753)	(13,129)	(733)	(22,692)